Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Mr. He Xiaowu [Member]
Schedule of Related Party Balances [Line Items]
Relationship with the Company	Chief Executive Officer and Chairman of the Board	Chief Executive Officer and Chairman of the Board
Beijing Junwei Technology Co., Ltd [Member]
Schedule of Related Party Balances [Line Items]
Relationship with the Company	Controlling shareholder of QY	Controlling shareholder of QY
Amount due from related parties
Total	¥ 100			$ 14
Sixiang Zhuohong Private Equity LP [Member]
Schedule of Related Party Balances [Line Items]
Relationship with the Company	Equity investee of the Company	Equity investee of the Company
Related party transactions			¥ 13,500
Related Party [Member]
Amount due from related parties
Total	¥ 100			$ 14